General and Administrative Expenses - Summary of Stock Grants Linked to Long-term and Short-term Performance (Details)	12 Months Ended
	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,004,382
Linked to short-term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,076,439
KB Financial Group Inc. | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	270,506
KB Financial Group Inc. | Series 34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2022
Number of granted shares	644
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2023
Number of granted shares	26,071
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 37 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2023
Number of granted shares	1,830
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2023
Number of granted shares	55,547
Vesting conditions	Services fulfillment, market performance3 35%, and non-market performance5 65%
KB Financial Group Inc. | Series 39 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2024
Number of granted shares	69,628
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2024
Number of granted shares	511
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 41 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 6, 2024
Number of granted shares	6,270
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 42 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 26, 2024
Number of granted shares	616
Vesting conditions	Services fulfillment, market performance3 0%, and non-market performance4 100%
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,123
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	284
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	9,060
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	26,240
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	71,682
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,078
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,076
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	156
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	11,857
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	29,285
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	40,280
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	23,659
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	747,668
Kookmin Bank | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	52,347
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	58,485
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	137,828
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant In 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	6,993
Vesting conditions	Satisfied	[1]
Kookmin Bank | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	706
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	42,816
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	107,840
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	178,808
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	86,113
Vesting conditions	Proportional to service period
Kookmin Bank | Series 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2022
Number of granted shares	6,740
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2022
Number of granted shares	1,525
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 18, 2022
Number of granted shares	3,716
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 24, 2022
Number of granted shares	7,277
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2023
Number of granted shares	160,673
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2023
Number of granted shares	5,849
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 96 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2024
Number of granted shares	291,303
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100% Services fulfillment, market performance3 30%, EPS, and Asset Quality6 70%
Kookmin Bank | Series 97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2024
Number of granted shares	2,045
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 22, 2024
Number of granted shares	2,959
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July. 5, 2024
Number of granted shares	4,926
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 100 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July. 18, 2024
Number of granted shares	549
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 101 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 24, 2024
Number of granted shares	4,453
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Other subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Explanation of share options in share-based payment arrangement	The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	986,208
Other subsidiaries | Stock granted in 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	Services fulfillment, market performance3 0~50%, and non-market performance4 50~100%
Other subsidiaries | Stock granted in 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	160
Other subsidiaries | Stock granted in 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	219
Other subsidiaries | Stock granted in 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,028
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,287
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	234
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	5,834
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	13,883
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	18,106
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	53,629
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	52,505
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	146,378
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	385,023
Other subsidiaries | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	307,922
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,672
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	12,312
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	26,375
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	64,040
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	56,724
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	75,969
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	234,222
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	349,858
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	575,294
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	154,299
Vesting conditions	Proportional to service period

[1]	Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.